Commitments and Contingencies - Schedule of Reconciliation of Future Undiscounted Cash Flows (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021	$ 101,798
2022	59,596
2023
2024
2025
2026 and thereafter
Total future lease payments	161,394
Less: imputed interest	(5,904)
Present value of future operating lease payments	155,490
Less: current portion of operating lease liabilities	(96,777)	$ (272,215)
Operating lease liabilities, net of current portion	58,713	482,212
Right of use assets - operating leases, net	$ 153,034	$ 732,100